Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 04, 2015
Registrant Name	dei_EntityRegistrantName	Claymore Exchange-Traded Fund Trust
Central Index Key	dei_EntityCentralIndexKey	0001364089
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 04, 2015
Document Effective Date	dei_DocumentEffectiveDate	Dec. 04, 2015
Prospectus Date	rr_ProspectusDate	Oct. 07, 2015
Supplement [Text Block]	cik0001364089_SupplementTextBlock	CLAYMORE EXCHANGE-TRADED FUND TRUST Guggenheim BulletShares 2023 High Yield Corporate Bond ETF Supplement to the currently effective Prospectus for the above-listed Fund:
Guggenheim BulletShares 2023 High Yield Corporate Bond ETF
Prospectus:	rr_ProspectusTable
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The following is hereby added immediately after the "Income Risk" subsection in the "Summary Information - Principal Investment Risks" section of the Prospectus:

Rule 144A Securities Risk. The Fund may invest a significant portion of its assets in securities offered pursuant to Rule 144A under the Securities Act of 1933, as amended, which are restricted securities. They may be less liquid and more difficult to value than other investments because such securities may not be readily marketable in broad public markets. The Fund may not be able to sell a restricted security promptly or at a reasonable price. Although there is a substantial institutional market for Rule 144A securities, it is not possible to predict exactly how the market for Rule 144A securities will develop. A restricted security that was liquid at the time of purchase may subsequently become illiquid and its value may decline as a result. Restricted securities that are deemed illiquid will count towards the Fund’s 15% limitation on illiquid securities. In addition, transaction costs may be higher for restricted securities than for more liquid securities. The Fund may have to bear the expense of registering Rule 144A securities for resale and the risk of substantial delays in effecting the registration.

The following is hereby added immediately after the first sentence in the "Liquidity and Valuation Risk" subsection in the "Summary Information - Principal Investment Risks" section of the Prospectus:

In particular, Rule 144A securities may become illiquid under adverse market or economic conditions and/or due to specific adverse changes in the condition of a particular issuer.